Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Janus Detroit Street Trust
Entity Central Index Key	0001500604
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000165025
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small/Mid Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JSMD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Small/Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Small/Mid Cap Growth Alpha ETF	$15	0.30%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 446,000,000
Holdings Count | Holding	261
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$446
Number of portfolio holdings	261
Portfolio turnover rate	48%

Holdings [Text Block]
Southern Copper Corp.	3.2
Neurocrine Biosciences, Inc.	2.6
Medpace Holdings, Inc.	2.3
Doximity, Inc.	1.8
Corcept Therapeutics, Inc.	1.8
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Investment Companies	0.1
Warrant	0.0
Others	(1.7)

Updated Prospectus Phone Number	1-800-668-0434
C000165024
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JSML
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Small Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Small Cap Growth Alpha ETF	$14	0.30%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.30%
AssetsNet	$ 164,000,000
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$164
Number of portfolio holdings	199
Portfolio turnover rate	60%

Holdings [Text Block]
Corcept Therapeutics, Inc.	3.8
CorVel Corp.	3.2
Hims & Hers Health, Inc.	2.4
Mueller Water Products, Inc.	2.2
Rush Enterprises, Inc.	2.1
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	1.0
Investment Companies	0.0
Warrant	0.0
Others	(1.0)

Updated Prospectus Phone Number	1-800-668-0434
C000173876
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Income ETF
Class Name	ETF
Trading Symbol	VNLA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Short Duration Income ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Short Duration Income ETF	$12	0.23%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 2,591,000,000
Holdings Count | Holding	269
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$2,591
Number of portfolio holdingsFootnote Reference#	269
Portfolio turnover rate	25%
Weighted average maturity	2.11 Years
Effective duration	0.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Corporate Bonds	77.7
Asset-Backed Securities	8.1
Mortgage-Backed Securities	6.8
Commercial Paper	4.5
Foreign Government Bonds	1.9
Investment Companies	0.6
Others	0.4
Aaa	6.25
AA	1.67
AA-	2.68
A+	7.69
A	4.18
A-	15.73
BBB+	17.14
BBB	22.52
BBB-	17.73
Other	4.41

Updated Prospectus Phone Number	1-800-668-0434
C000204446
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mortgage-Backed Securities ETF
Class Name	ETF
Trading Symbol	JMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Mortgage-Backed Securities ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Mortgage-Backed Securities ETF	$11	0.22%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 5,436,000,000
Holdings Count | Holding	587
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$5,436
Number of portfolio holdingsFootnote Reference#	587
Portfolio turnover rate	52%
Weighted average maturity	9.88 Years
Effective duration	6.80 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Mortgage-Backed Securities	170.9
Asset-Backed Securities	5.8
Investment Companies	1.8
Corporate Bond	0.2
Others	(78.7)
AAA	2.94
Aa	111.99
A	3.35
Baa	3.30
Ba	0.21
B	0.19
Caa	0.05
Other	(22.03)

Updated Prospectus Phone Number	1-800-668-0434
C000222294
Shareholder Report [Line Items]
Fund Name	Janus Henderson AAA CLO ETF
Class Name	ETF
Trading Symbol	JAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson AAA CLO ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson AAA CLO ETF	$10	0.20%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 19,856,000,000
Holdings Count | Holding	364
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$19,856
Number of portfolio holdings	364
Portfolio turnover rate	53%
Weighted average maturity	4.63 Years
Effective duration	0.22 Years

Holdings [Text Block]
Collateralized Loan Obligations	98.4
Investment Companies	1.3
Others	0.3
AAA	99.01
Other	0.99

Updated Prospectus Phone Number	1-800-668-0434
C000227173
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Real Estate ETF
Class Name	ETF
Trading Symbol	JRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson U.S. Real Estate ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson U.S. Real Estate ETF	$31	0.65%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%
AssetsNet	$ 25,000,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$25
Number of portfolio holdings	26
Portfolio turnover rate	32%

Holdings [Text Block]
Equinix, Inc.	9.3
Digital Realty Trust, Inc.	7.3
Welltower, Inc.	5.7
AvalonBay Communities, Inc.	5.5
Public Storage	5.4
Common Stocks	99.3
Investment Companies	0.7
Others	0.0

Updated Prospectus Phone Number	1-800-668-0434
C000230327
Shareholder Report [Line Items]
Fund Name	Janus Henderson Corporate Bond ETF
Class Name	ETF
Trading Symbol	JLQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Corporate Bond ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Corporate Bond ETF	$17	0.35%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 25,000,000
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$25
Number of portfolio holdingsFootnote Reference#	159
Portfolio turnover rate	88%
Weighted average maturity	8.37 Years
Effective duration	6.69 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Corporate Bonds	86.0
Investment Companies	30.3
Asset-Backed Securities	2.9
Foreign Government Bonds	1.5
Bank Loans	0.9
U.S. Treasury Notes/Bonds	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Others	(22.9)
Aa	0.81
A	17.21
Baa	68.06
Ba	5.25
B	1.93
Other	6.74

Updated Prospectus Phone Number	1-800-668-0434
C000230326
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Sustainable Equity ETF
Class Name	ETF
Trading Symbol	SSPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson U.S. Sustainable Equity ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson U.S. Sustainable Equity ETF	$27	0.55%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 8,000,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$8
Number of portfolio holdings	43
Portfolio turnover rate	14%

Holdings [Text Block]
Microsoft Corp.	7.5
Progressive Corp. (The)	6.0
NVIDIA Corp.	5.6
Spotify Technology SA	4.7
Westinghouse Air Brake Technologies Corp.	4.2
Common Stocks	97.5
Investment Companies	2.5
Others	0.0

Updated Prospectus Phone Number	1-800-668-0434
C000232781
Shareholder Report [Line Items]
Fund Name	Janus Henderson B-BBB CLO ETF
Class Name	ETF
Trading Symbol	JBBB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson B-BBB CLO ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson B-BBB CLO ETF	$23	0.46%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,279,000,000
Holdings Count | Holding	204
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$1,279
Number of portfolio holdings	204
Portfolio turnover rate	49%
Weighted average maturity	6.81 Years
Effective duration	0.22 Years

Holdings [Text Block]
Collateralized Loan Obligations	91.5
Exchange Traded Fund	5.6
Investment Companies	2.5
Others	0.4
AAA	5.61
A	0.16
Baa	86.77
Ba	5.04
Other	2.42

Updated Prospectus Phone Number	1-800-668-0434
C000246278
Shareholder Report [Line Items]
Fund Name	Janus Henderson Securitized Income ETF
Class Name	ETF
Trading Symbol	JSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Securitized Income ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Securitized Income ETF	$24	0.47%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 720,000,000
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$720
Number of portfolio holdingsFootnote Reference#	374
Portfolio turnover rate	40%
Weighted average maturity	5.02 Years
Effective duration	3.04 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Mortgage-Backed Securities	103.4
Asset-Backed Securities	34.2
Investment Companies	3.7
Corporate Bonds	1.2
Collateralized Loan Obligations	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Convertible Bond	0.2
Common Stocks	0.2
Others	(43.8)
AAA	9.94
Aa	47.62
A	9.50
Baa	17.23
Ba	8.90
B	2.08
Caa	0.22
Equities	0.17
Other	4.34

Updated Prospectus Phone Number	1-800-668-0434
C000251866
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Market Debt Hard Currency ETF
Class Name	ETF
Trading Symbol	JEMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Emerging Market Debt Hard Currency ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Emerging Market Debt Hard Currency ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 203,000,000
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$203
Number of portfolio holdingsFootnote Reference#	238
Portfolio turnover rate	31%
Weighted average maturity	9.56 Years
Effective duration	6.93 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Foreign Government Bonds	84.8
Corporate Bonds	9.3
Investment Companies	4.1
Others	1.8
Aa	4.95
A	8.91
Baa	13.28
Ba	30.74
B	21.32
Caa	12.69
Ca	1.38
C	0.64
Other	6.09

Updated Prospectus Phone Number	1-800-668-0434
C000253667
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JMID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Mid Cap Growth Alpha ETF	$15	0.30%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 17,000,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$17
Number of portfolio holdings	80
Portfolio turnover rate	188%

Holdings [Text Block]
Palantir Technologies, Inc.	8.6
Ameriprise Financial, Inc.	2.8
AppLovin Corp.	2.5
Cheniere Energy, Inc.	2.4
Corpay, Inc.	2.3
Common Stocks	100.2
Others	(0.2)

Updated Prospectus Phone Number	1-800-668-0434
C000255137
Shareholder Report [Line Items]
Fund Name	Janus Henderson Income ETF
Class Name	ETF
Trading Symbol	JIII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Income ETF ("Fund") for the period of November 12, 2024 (inception) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference ^	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Income ETF	$23	0.49%
Footnote	Description
Footnote ^	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations of the full period.
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.49%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations of the full period.
AssetsNet	$ 137,000,000
Holdings Count | Holding	362
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$137
Number of portfolio holdingsFootnote Reference#	362
Portfolio turnover rate	58%
Weighted average maturity	7.62 Years
Effective duration	4.20 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Mortgage-Backed Securities	45.6
Corporate Bonds	36.5
Investment Companies	13.4
Asset-Backed Securities	8.6
Bank Loans	8.4
Collateralized Loan Obligations	8.0
Exchange Traded Funds	5.6
Common Stocks	0.4
Convertible Bond	0.1
Others	(26.6)
AAA	8.03
Aa	22.51
A	4.42
Baa	18.43
Ba	16.23
B	25.94
Caa	4.17
Equities	0.36
Other	(0.09)

Updated Prospectus Phone Number	1-800-668-0434
C000256831
Shareholder Report [Line Items]
Fund Name	Janus Henderson Transformational Growth ETF
Class Name	ETF
Trading Symbol	JXX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Transformational Growth ETF ("Fund") for the period of February 4, 2025 (inception) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference ^	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Transformational Growth ETF	$13	0.57%
Footnote	Description
Footnote ^	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations of the full period.
Footnote*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.57%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations of the full period.
AssetsNet	$ 22,000,000
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$22
Number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]
Intercontinental Exchange, Inc.	7.9
Amazon.com, Inc.	7.1
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9
Oracle Corp.	6.9
Broadcom, Inc.	6.2
Common Stocks	98.3
Investment Companies	1.0
Others	0.7

Updated Prospectus Phone Number	1-800-668-0434